Other Finance Income and Costs - Summary of Other Finance Income and Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Other finance income
Other	¥ 165,370	¥ 35,939	¥ 138,416
Total	747,236	379,350	334,760
Other finance costs
Financial liabilities measured at amortized cost	(64,733)	(47,356)	(32,458)
Other	(38,975)	(77,757)	(11,539)
Total	(103,709)	(125,113)	(43,997)
Interest income [Member]
Other finance income
Financial assets measured at amortized cost	289,035	101,737	16,920
Financial assets measured at fair value through other comprehensive income	165,653	132,365	84,592
Dividend income [Member]
Other finance income
Financial assets measured at fair value through other comprehensive income	¥ 127,178	¥ 109,308	¥ 94,833